Convertible loans - Narrative (Details) - USD ($)			12 Months Ended
	Aug. 15, 2022	Apr. 24, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 17, 2021	May 19, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance			$ 60,000,000
Gains (losses) on change in fair value of derivatives			(25,650,000)	$ (34,893,000)	$ 45,411,000
Convertible loans, derivatives			$ 0	37,947,000
Number of shares authorized (in shares)			30,753,351
Exchange Of Convertible Notes For Warrants	$ 115,000,000
Convertible Notes, Value Converted	$ 117,300,000
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,390,297
Minimum
Disclosure of detailed information about borrowings [line items]
Exit fee			0.00%
Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			$ 7,684,000	10,418,000	4,756,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 115,000,000
Borrowings			120,000,000
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 65,000,000					$ 65,000,000
Gains (losses) on change in fair value of derivatives			(15,556,000)	(28,003,000)	23,432,000
Credit derivative, fair value	$ 7,670,000			23,226,000
Borrowings maturity		5 years
Disbursement upon completion of IPO | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			5,664,000	8,389,000	4,756,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 50,000,000				$ 50,000,000
Borrowings		$ 50,000,000
Credit derivative, fair value	4,627,000			14,721,000
Disbursement upon receipt of regulatory approval for Lonca | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			$ 2,020,000	2,029,000	$ 0
Disbursement upon receipt of regulatory approval for Lonca | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings				50,000,000
Gains on change in fair value of derivatives				$ 1,816,000
Loan Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	175,000,000
Borrowings	$ 120,000,000
Convertible Notes, Shares Converted	527,295
Loan Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Exit fee			4.00%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | After First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%
Loan Agreement | Base Rate | First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%
Loan Agreement | Base Rate | After First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 109,700,000
Interest expense on borrowings			$ 5,845,000
Senior Secured Term Loans | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.99%		16.10%